Stock Options (Details 2) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at the beginning of the period (in shares) | shares	0
Granted | shares	729,000
Vested | shares	0
Forfeited / Expired | shares	0
Non-vested at the end of the period (in shares) | shares	729,000
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	4.98
Vested (in dollars per share) | $ / shares	0
Forfeited / Expired (in dollars per share) | $ / shares	0
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 4.98